UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON MANAGER SELECT

LARGE CAP GROWTH FUND

FORM N-Q

DECEMBER 31, 2011

LEGG MASON MANAGER SELECT LARGE CAP GROWTH FUND

Schedule of Investments (unaudited)	December 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 16.2%
Hotels, Restaurants & Leisure - 0.4%
Chipotle Mexican Grill Inc.	21	$7,093	*

Household Durables - 0.0%
Orchard Supply Hardware Stores Corp., Class A Shares	2	6	*(a)

Internet & Catalog Retail - 2.9%
Amazon.com Inc.	207	35,832	*
Groupon Inc.	302	6,230	*
Liberty Interactive Corp., Interactive Series A Shares	400	6,486	*
Priceline.com Inc.	11	5,145	*

Total Internet & Catalog Retail		53,693

Media - 7.1%
AMC Networks Inc., Class A Shares	200	7,516	*
Cablevision Systems Corp., New York Group, Class A Shares	800	11,376
Comcast Corp., Class A Shares	200	4,742
Comcast Corp., Special Class A Shares	1,910	45,000
DIRECTV, Class A Shares	300	12,828	*
Discovery Communications Inc., Class A Shares	100	4,097	*
Discovery Communications Inc., Class C Shares	100	3,770	*
Liberty Global Inc., Series A Shares	100	4,103	*
Liberty Global Inc., Series C Shares	100	3,952	*
Liberty Media Corp.-Liberty Capital, Class A shares	100	7,805	*
Madison Square Garden Inc., Class A Shares	200	5,728	*
Sirius Xm Radio Inc.	1,949	3,547	*
Viacom Inc., Class B Shares	100	4,541
Walt Disney Co.	332	12,450
World Wrestling Entertainment Inc., Class A Shares	100	932

Total Media		132,387

Multiline Retail - 1.8%
Dollar Tree Inc.	267	22,190	*
Family Dollar Stores Inc.	123	7,092
Sears Holdings Corp.	36	1,144	*
Target Corp.	81	4,149

Total Multiline Retail		34,575

Specialty Retail - 2.9%
Bed Bath & Beyond Inc.	222	12,869	*
Chico’s FAS Inc.	351	3,910
Home Depot Inc.	448	18,834
Lowe’s Cos. Inc.	762	19,340

Total Specialty Retail		54,953

Textiles, Apparel & Luxury Goods - 1.1%
NIKE Inc., Class B Shares	215	20,720

TOTAL CONSUMER DISCRETIONARY		303,427

CONSUMER STAPLES - 7.0%
Beverages - 3.9%
Anheuser-Busch InBev NV, ADR	230	14,028
Coca-Cola Co.	222	15,533
Diageo PLC, ADR	215	18,795
PepsiCo Inc.	370	24,550

Total Beverages		72,906

Food & Staples Retailing - 1.0%
CVS Caremark Corp.	444	18,106

Household Products - 1.2%
Procter & Gamble Co.	328	21,881

Tobacco - 0.9%
Philip Morris International Inc.	230	18,050

TOTAL CONSUMER STAPLES		130,943

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
ENERGY - 12.9%
Energy Equipment & Services - 6.0%
Cameron International Corp.	220	$10,822	*
Core Laboratories NV	200	22,790
Nabors Industries Ltd.	747	12,953	*
National-Oilwell Varco Inc.	200	13,598
Schlumberger Ltd.	393	26,846
Weatherford International Ltd.	1,700	24,888	*

Total Energy Equipment & Services		111,897

Oil, Gas & Consumable Fuels - 6.9%
Anadarko Petroleum Corp.	600	45,798
Apache Corp.	140	12,681
CONSOL Energy Inc.	485	17,799
EOG Resources Inc.	70	6,896
Exxon Mobil Corp.	531	45,008

Total Oil, Gas & Consumable Fuels		128,182

TOTAL ENERGY		240,079

EXCHANGE-TRADED FUNDS - 0.5%
PowerShares DB US Dollar Index Bullish Fund	401	9,010	*

FINANCIALS - 4.8%
Capital Markets - 3.1%
BlackRock Inc.	214	38,143
Charles Schwab Corp.	1,482	16,687
Cohen & Steers Inc.	100	2,890

Total Capital Markets		57,720

Commercial Banks - 0.1%
Fulton Financial Corp	189	1,854

Diversified Financial Services - 0.7%
CME Group Inc.	30	7,310
Nasdaq OMX Group Inc.	268	6,569	*

Total Diversified Financial Services		13,879

Insurance - 0.3%
Fidelity National Financial Inc., Class A Shares	302	4,811

Thrifts & Mortgage Finance - 0.6%
Astoria Financial Corp.	400	3,396
First Niagara Financial Group Inc.	416	3,590
New York Community Bancorp Inc.	400	4,948

Total Thrifts & Mortgage Finance		11,934

TOTAL FINANCIALS		90,198

HEALTH CARE - 19.0%
Biotechnology - 9.0%
Amgen Inc.	596	38,269
Biogen Idec Inc.	652	71,753	*
Celgene Corp.	558	37,721	*
Human Genome Sciences Inc.	85	628	*
ImmunoGen Inc.	100	1,158	*
Myriad Genetics Inc.	532	11,140	*
Vertex Pharmaceuticals Inc.	200	6,642	*

Total Biotechnology		167,311

Health Care Equipment & Supplies - 2.2%
Covidien PLC	300	13,503
Medtronic Inc.	506	19,354
Thermo Fisher Scientific Inc.	200	8,994	*

Total Health Care Equipment & Supplies		41,851

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.7%
UnitedHealth Group Inc.	1,000	$50,680

Pharmaceuticals - 5.1%
Abbott Laboratories	364	20,468
Forest Laboratories Inc.	700	21,182	*
Johnson & Johnson	505	33,118
Roche Holding AG, ADR	297	12,637
Valeant Pharmaceuticals International Inc.	178	8,311	*

Total Pharmaceuticals		95,716

TOTAL HEALTH CARE		355,558

INDUSTRIALS - 7.7%
Aerospace & Defense - 0.7%
L-3 Communications Holdings Inc.	200	13,336

Air Freight & Logistics - 1.1%
FedEx Corp.	115	9,604
United Parcel Service Inc., Class B Shares	160	11,710

Total Air Freight & Logistics		21,314

Airlines - 0.5%
Southwest Airlines Co.	1,008	8,629

Construction & Engineering - 0.9%
Fluor Corp.	100	5,025
Quanta Services Inc.	534	11,502	*

Total Construction & Engineering		16,527

Industrial Conglomerates - 2.0%
3M Co.	135	11,034
General Electric Co.	684	12,250
Tyco International Ltd.	300	14,013

Total Industrial Conglomerates		37,297

Machinery - 1.8%
Cummins Inc.	60	5,281
Deere & Co.	70	5,415
Eaton Corp.	240	10,447
Pall Corp.	200	11,430

Total Machinery		32,573

Road & Rail - 0.3%
J.B. Hunt Transport Services Inc.	139	6,265

Trading Companies & Distributors - 0.4%
Fastenal Co.	94	4,099
MSC Industrial Direct Co. Inc., Class A Shares	54	3,864

Total Trading Companies & Distributors		7,963

TOTAL INDUSTRIALS		143,904

INFORMATION TECHNOLOGY - 27.6%
Communications Equipment - 4.8%
Cisco Systems Inc.	1,530	27,663
F5 Networks Inc.	207	21,967	*
Juniper Networks Inc.	500	10,205	*
Nokia Corp., ADR	300	1,446
QUALCOMM Inc.	509	27,842

Total Communications Equipment		89,123

Computers & Peripherals - 8.1%
Apple Inc.	214	86,670	*
EMC Corp.	1,354	29,165	*
NetApp Inc.	220	7,980	*
SanDisk Corp.	400	19,684	*

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
Computers & Peripherals - 8.1% (continued)
Seagate Technology PLC	500	$8,200

Total Computers & Peripherals		151,699

Electronic Equipment, Instruments & Components - 0.5%
TE Connectivity Ltd.	300	9,243

Internet Software & Services - 4.4%
Akamai Technologies Inc.	253	8,167	*
eBay Inc.	1,257	38,125	*
Google Inc., Class A Shares	37	23,898	*
Rackspace Hosting Inc.	265	11,398	*

Total Internet Software & Services		81,588

IT Services - 1.7%
Cognizant Technology Solutions Corp., Class A Shares	166	10,675	*
International Business Machines Corp.	9	1,655
Visa Inc., Class A Shares	200	20,306

Total IT Services		32,636

Semiconductors & Semiconductor Equipment - 2.7%
Broadcom Corp., Class A Shares	710	20,846	*
CoreLogic Inc.	426	5,508	*
Cree Inc.	100	2,204	*
Intel Corp.	300	7,275
Standard Microsystems Corp.	100	2,577	*
Texas Instruments Inc.	450	13,099

Total Semiconductors & Semiconductor Equipment		51,509

Software - 5.4%
Adobe Systems Inc.	872	24,651	*
Advent Software Inc.	200	4,872	*
Autodesk Inc.	372	11,283	*
Intuit Inc.	190	9,992
Microsoft Corp.	1,230	31,931
Oracle Corp.	430	11,029
Red Hat Inc.	161	6,648	*

Total Software		100,406

TOTAL INFORMATION TECHNOLOGY		516,204

MATERIALS - 1.8%
Chemicals - 1.4%
Monsanto Co.	375	26,276

Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold Inc.	200	7,358

TOTAL MATERIALS		33,634
TOTAL COMMON STOCKS (Cost - $1,613,241)		1,822,957

	RATE
PREFERRED STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Orchard Supply Hardware Stores Corp. (Cost-$8)	0.000%	1	4	*(a)

TOTAL INVESTMENTS - 97.5% (Cost - $1,613,249#)			1,822,961
Other Assets in Excess of Liabilities - 2.5%			47,451

TOTAL NET ASSETS - 100.0%			$1,870,412

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR—American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Manager Select Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$1,822,951	$6	—	$1,822,957
Preferred stocks	—	4	—	4

Total investments	$1,822,951	$10	—	$1,822,961

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical

Notes to Schedule of Investments (unaudited) (continued)

repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e)	Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$303,372
Gross unrealized depreciation	(93,660)

Net unrealized appreciation	$209,712

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2011, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820)—Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
President

Date: February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
President

Date: February 27, 2012

By	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: February 27, 2012